Long-term Debt -- SFC and OMFH Indenture (Details) - USD ($)	Dec. 30, 2013	Mar. 31, 2016	Dec. 11, 2014	Dec. 03, 2014
Debt Instrument [Line Items]
Principal amounts of debt		$ 15,288,000,000
Senior note
Debt Instrument [Line Items]
Principal amounts of debt		4,200,000,000
Senior Notes 1999 Indenture
Debt Instrument [Line Items]
Principal amounts of debt		$ 2,300,000,000
Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rates (as a percent)		6.00%
Principal amounts of debt		$ 350,000,000
Guaranty Agreements | SPRINGLEAF HOLDINGS, INC. | Senior Notes 5.25 Percent Due 2019 [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt		700,000,000		$ 700,000,000
Interest rates (as a percent)				5.25%
Guaranty Agreements | SPRINGLEAF HOLDINGS, INC. | Senior note
Debt Instrument [Line Items]
Face amount of each issuance of debt	$ 5,200,000,000
Guaranty Agreements | SPRINGLEAF HOLDINGS, INC. | Junior Subordinated Debt
Debt Instrument [Line Items]
Face amount of each issuance of debt	$ 350,000,000	350,000,000
Term of debt (years)	60 years
Guaranty Agreements | SPRINGLEAF HOLDINGS, INC. | 8.250% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rates (as a percent)	8.25%
Guaranty Agreements | SPRINGLEAF HOLDINGS, INC. | 7.750% Senior Notes due 2021
Debt Instrument [Line Items]
Interest rates (as a percent)	7.75%
Guaranty Agreements | SPRINGLEAF HOLDINGS, INC. | 6.00% Senior Notes due 2020
Debt Instrument [Line Items]
Interest rates (as a percent)	6.00%
Guaranty Agreements | OneMain Financial Holdings, Inc. | 6.75% Senior Notes due 2019
Debt Instrument [Line Items]
Face amount of each issuance of debt			$ 700,000,000
Interest rates (as a percent)			6.75%
Guaranty Agreements | OneMain Financial Holdings, Inc. | 7.25% Senior Notes due 2021
Debt Instrument [Line Items]
Face amount of each issuance of debt			$ 800,000,000
Interest rates (as a percent)			7.25%
6.75% Senior Notes due 2019 | Guaranty Agreements | OneMain Financial Holdings, Inc. | 7.25% Senior Notes due 2021
Debt Instrument [Line Items]
Senior notes		$ 1,500,000,000